Nov. 30, 2024
Prospectus #1
Prospectus
Prospectus #1 | Macquarie Small Cap Core Fund
What is the Fund’s investment objective?
Macquarie Small Cap Core Fund seeks long-term capital appreciation.
What are the Fund’s fees and expenses?

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Macquarie Funds (formerly, Delaware Funds by Macquarie®). More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

The Fund invests primarily in stocks of small companies that its investment manager, Delaware Management Company (Manager), believes have a combination of attractive valuations, growth prospects, and strong cash flows. Under normal circumstances, at least 80% of the Fund’s net assets, plus the amount of any borrowings for investment purposes, will be in investments of small-capitalization companies (80% policy). The Fund considers small-capitalization companies to be companies within the market capitalization range of the Russell 2000® Index at the time of purchase.

The Manager may permit its affiliate, Macquarie Investment Management Global Limited (MIMGL), to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

The Fund’s 80% policy is nonfundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days’ notice prior to any such change.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Industry and sector risk — The risk that the value of securities in a particular industry or sector will decline because of changing expectations for the performance of that industry or sector.

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Interest rate risk — The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies and companies in the real estate sector often borrow money to finance their operations, they may be adversely affected by rising interest rates. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

How has Macquarie Small Cap Core Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year and the table shows how the Fund’s average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.  You may obtain the Fund’s most recently available month-end performance by calling 800 523-1918 or by visiting our website at macquarie.com/mam/performance.

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 29.42% for the quarter ended December 31, 2020, and its lowest quarterly return was -27.69% for the quarter ended March 31, 2020.  The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Prospectus #1 | Macquarie Small Cap Core Fund | Risk Lose Money
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
Prospectus #1 | Macquarie Small Cap Core Fund | Risk Not Insured Depository Institution
An investment in the Fund may not be appropriate for all investors.
Prospectus #2
Prospectus
Prospectus #2 | Macquarie Small Cap Value Fund
What is the Fund’s investment objective?
Macquarie Small Cap Value Fund seeks capital appreciation.
What are the Fund’s fees and expenses?

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Macquarie Funds (formerly, Delaware Funds by Macquarie®). More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

The Fund invests primarily in investments of small companies whose stock prices, in the portfolio managers’ opinion, appear low relative to their underlying value or future potential. Among other factors, the Fund’s investment manager, Delaware Management Company (Manager), considers the financial strength of a company, its management, the prospects for its industry, and any anticipated changes within the company that might suggest a more favorable outlook going forward. The Manager focuses on free cash flow in its individual stock selection, seeking companies that it believes have a sustainable ability to buy back shares, lower debt, and/or increase or initiate dividends. Under normal circumstances, at least 80% of the Fund’s net assets, plus the amount of any borrowings for investment purposes, will be in investments of small-capitalization companies (80% policy). The Fund considers small-capitalization companies to be companies with a market capitalization generally less than 3.5 times the dollar-weighted, median market capitalization of the Russell 2000® Index at the time of purchase. The Fund may invest up to 15% of its net assets in real estate investment trusts (REITs).

The Manager may permit its affiliate, Macquarie Investment Management Global Limited (MIMGL), to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

The Fund’s 80% policy is nonfundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days’ notice prior to any such change.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Industry and sector risk — The risk that the value of securities in a particular industry or sector (such as financial services) will decline because of changing expectations for the performance of that industry or sector.

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Interest rate risk — The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies and companies in the real estate sector often borrow money to finance their operations, they may be adversely affected by rising interest rates. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

Real estate industry risk — This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

How has Macquarie Small Cap Value Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year and the table shows how the Fund’s average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund’s most recently available month-end performance by calling 800 523-1918 or by visiting our website at macquarie.com/mam/performance.

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 32.08% for the quarter ended December 31, 2020, and its lowest quarterly return was -36.45% for the quarter ended March 31, 2020.  The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Prospectus #2 | Macquarie Small Cap Value Fund | Risk Lose Money
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
Prospectus #2 | Macquarie Small Cap Value Fund | Risk Not Insured Depository Institution
An investment in the Fund may not be appropriate for all investors.
Prospectus #3
Prospectus
Prospectus #3 | Macquarie Wealth Builder Fund
What are the Fund’s investment objectives?
Macquarie Wealth Builder Fund seeks to provide high current income and an investment that has the potential for capital appreciation.
What are the Fund’s fees and expenses?

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Macquarie Funds (formerly, Delaware Funds by Macquarie®). More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

For the purposes of this section, a reference to the Manager may also include Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK” or the “Sub-advisor”), with respect to its role as sub-advisor of the Fund.

The Fund invests primarily in income-generating securities (debt and equity), which may include equity securities of large, well-established companies, and debt securities, including high yield (junk) bonds, high-risk corporate bonds, investment grade fixed income securities, convertible securities, and US government securities.

Under normal circumstances, at least 50% of the Fund’s total assets will be invested in income-generating equity securities, including real estate investment trusts (REITs), convertible securities, and exchange-traded funds (ETFs). While debt securities may comprise up to 50% of the Fund’s total assets, no more than 45% of the Fund’s total assets will be invested in high yield, high-risk debt securities. No more than 25% of the Fund’s total assets will be invested in any one industry sector nor, as to 75% of the Fund’s total assets, will more than 5% be invested in securities of any one issuer. The Fund may invest up to 30% of its total assets in foreign equity and debt securities. The Fund will not, however, invest more than 10% of its total assets in securities of issuers principally located or principally operating in markets of emerging countries.

MIMAK and the Manager use a dynamic asset-allocation framework to determine the proportion of the Fund’s assets that will be allocated to the various asset classes noted above, based on the market assessment and portfolio risk contribution for such asset classes. The framework is intended to reduce riskier assets in times of market volatility and provide additional downside protection. In connection with their dynamic asset-allocation framework, MIMAK and the Manager will also manage a tactical / completion sleeve and such sleeve will typically vary from 0% to 20% of the Fund’s total assets and primarily hold derivatives and ETFs.

The Fund may use a wide range of derivative instruments, typically including forward foreign currency contracts, options, futures contracts, options on futures contracts, and credit default swaps. The Fund will use derivatives for both hedging and non-hedging purposes; as a substitute for purchasing or selling securities; and to manage the Fund’s portfolio characteristics. For example, the Fund may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; and credit default swaps to hedge against a credit event, to gain exposure to certain securities or markets, or to enhance total return.

At times, the Fund may invest in a wholly-owned company acting as an investment vehicle for the Fund, in order to effect certain investments consistent with the Fund’s investment objectives (Subsidiary). The Fund's investment in the Subsidiary is expected to provide the Fund with exposure certain investments in accordance with the limits of the federal tax laws. The Fund complies with the provisions of the Investment Company Act of 1940 (1940 Act) governing investment policies, capital structure and leverage on an aggregate basis with the Subsidiary. The Subsidiary complies with the 1940 Act's provisions relating to affiliated transactions and custody of assets.

In addition, MIMAK and the Manager may seek investment advice and recommendations relating to fixed income securities from their affiliates: Macquarie Investment Management Europe Limited (MIMEL) and Macquarie Investment Management Global Limited (MIMGL). The Manager may also permit MIMGL to execute Fund equity security trades on behalf of the Manager. The Manager may also permit MIMEL and MIMGL to exercise investment discretion and perform trading for fixed income securities, as applicable, in certain markets where the Manager believes it will be beneficial to utilize

MIMEL’s or MIMGL’s specialized market knowledge, and the Manager may also seek quantitative support from MIMGL. MIMGL is also responsible for managing real estate investment trust securities and other equity asset classes to which the portfolio managers may allocate assets from time to time.

Investment in the Fund does not in any way provide an indication of future performance or a guarantee of positive returns.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.

High yield (junk) bond risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

Real estate industry risk — This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Derivatives risk — Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).

Leveraging risk — The risk that certain fund transactions, such as reverse repurchase agreements, short sales, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivatives instruments, may give rise to leverage, causing a fund to be more volatile than if it had not been leveraged, which may result in increased losses to the fund.

Exchange-traded fund risk — The risks of investing in an ETF typically reflect the risks of the instruments in which the ETF invests. Because ETFs are investment companies, a fund will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, a fund's expenses may be higher and performance may be lower.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

Fund Summary

Subsidiary risk — The Subsidiary is not registered, nor subject to the investor protections, under the 1940 Act, and does not benefit from all the investor protections that apply to 1940 Act-registered funds. Changes in applicable tax laws could result in the inability of the Fund and/or the Subsidiary to operate as described herein, which could adversely affect the Fund and its shareholders.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

How has Macquarie Wealth Builder Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year and the table shows how the Fund’s average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of broad measures of market performance and an additional index with characteristics relevant to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund’s most recently available month-end performance by calling 800 523-1918 or by visiting our website at macquarie.com/mam/performance.

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 10.96% for the quarter ended December 31, 2020, and its lowest quarterly return was -19.77% for the quarter ended March 31, 2020. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Prospectus #3 | Macquarie Wealth Builder Fund | Risk Lose Money
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
Prospectus #3 | Macquarie Wealth Builder Fund | Risk Not Insured Depository Institution
An investment in the Fund may not be appropriate for all investors.